Dividends (Tables)	12 Months Ended
Dec. 31, 2023
Dividends [Abstract]
Dividends
Following is a summary of our common and preferred share dividends that were declared and/or paid in the last three years:

(millions, except per share amounts)		Amount
Declared	Payable	Per Share	Accrued/Paid[1]
Common - Annual-Variable Dividends:
December 2023	January 2024	$0.75	$439.3
December 2021	December 2021	1.50	876.5
December 2020	January 2021	4.50	2,635.9

Common - Quarterly Dividends:
December 2023	January 2024	0.10	58.6
August 2023	October 2023	0.10	58.5
May 2023	July 2023	0.10	58.5
March 2023	April 2023	0.10	58.5
December 2022	January 2023	0.10	58.5
August 2022	October 2022	0.10	58.5
May 2022	July 2022	0.10	58.5
March 2022	April 2022	0.10	58.5
December 2021	January 2022	0.10	58.5
August 2021	October 2021	0.10	58.5
May 2021	July 2021	0.10	58.5
March 2021	April 2021	0.10	58.5
December 2020	January 2021	0.10	58.6

Preferred Dividends:
October 2023	December 2023	20.753157	10.4
August 2023	September 2023	20.67700	10.3
May 2023	June 2023	18.92463	9.5
December 2022	March 2023	26.875	13.4
August 2022	September 2022	26.875	13.4
December 2021	March 2022	26.875	13.4
August 2021	September 2021	26.875	13.4
December 2020	March 2021	26.875	13.4
[1] The accrual is based on an estimate of shares outstanding as of the record date and recorded as a component of accounts payable, accrued expenses, and other liabilities on our consolidated balance sheets until paid.